FINANCIAL RISK MANAGEMENT - Narrative Collateral Pledged as Security (Details) £ in Millions, number in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	[1]	£ 3,363	£ 6,230
Liabilities in respect of securities sold under repurchase agreements	[1]	30,106	28,184
Customer deposits	[1]	449,373	425,152
Due from fellow Lloyds Banking Group undertakings	[1]	49,708	56,073
Contract/ notional amount		1,353,360	2,075,682
The Group | Interest rate risk | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, assets			81
Hedging instrument, liabilities		266
Losses on hedging instrument, fair value hedges		(1,885)	87
Gains on hedged item attributable to hedged risk, fair value hedges		1,690	(633)
The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		3,370	107,340
The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			£ 103,438
Nominal amount of hedging instrument			112,027
The Group | Interest rate risk | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, assets		0	£ 28
Hedge ineffectiveness recognised in the income statement		(58)	259
The Group | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		£ 2,001	£ 18,107
Nominal amount of hedging instrument		17,954	439,139
The Group | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			£ 15,120
Nominal amount of hedging instrument			294,274
The Group | Currency risk
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Structural foreign currency exposures		£ 115	£ 113
The Group | Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		0	0
The Group | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		246,271	506,800
The Group | Hedging | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		147,758	185,994
The Group | Hedging | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		98,513	320,806
The Group | Hedging | Interest rate swaps | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		147,724	185,958
The Group | Hedging | Interest rate swaps | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		97,942	316,776
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	[1]	2,768	5,217
Liabilities in respect of securities sold under repurchase agreements	[1]	78	14,504
Customer deposits	[1]	268,683	255,056
Due from fellow Lloyds Banking Group undertakings	[1]	49,708	56,073
Contract/ notional amount		1,423,316	2,194,203
The Bank | Interest rate risk | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, liabilities		285	4
Losses on hedging instrument, fair value hedges		296	225
Gains on hedged item attributable to hedged risk, fair value hedges		(282)	(198)
The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		3,370	16,430
The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			£ 12,535
Nominal amount of hedging instrument			21,226
The Bank | Interest rate risk | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, assets		0
Hedging instrument, liabilities			£ 31
Hedge ineffectiveness recognised in the income statement		(24)	(27)
The Bank | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		£ 0	£ 11,221
Nominal amount of hedging instrument		15,462	134,100
The Bank | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			£ 11,221
Nominal amount of hedging instrument			93,353
The Bank | Currency risk
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Structural foreign currency exposures		£ 0	£ 2
The Bank | Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value		0	0
The Bank | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		84,023	152,035
The Bank | Hedging | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		56,732	58,066
The Bank | Hedging | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		27,291	93,969
The Bank | Hedging | Interest rate swaps | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		56,698	58,030
The Bank | Hedging | Interest rate swaps | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		26,876	93,353
Deposits from banks and repurchase agreements: | The Group | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Liabilities in respect of securities sold under repurchase agreements		39,918	18,874
Deposits from banks and repurchase agreements: | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Liabilities in respect of securities sold under repurchase agreements		57	5,087
Deposits from banks and repurchase agreements: | The Bank | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Liabilities in respect of securities sold under repurchase agreements		44	5,197
Customer deposits | The Group | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Due from fellow Lloyds Banking Group undertakings		112	8,087
Assets held to hedge liabilities arising from financing activities | The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		9,094	19,567
Assets held to hedge liabilities arising from financing activities | The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			6,172
Assets held to hedge liabilities arising from financing activities | The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			13,395
Assets held to hedge liabilities arising from financing activities | The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount		8,129	17,775
Assets held to hedge liabilities arising from financing activities | The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			5,455
Assets held to hedge liabilities arising from financing activities | The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount			12,320
Net amount recognised in the balance sheet | Deposits from banks and repurchase agreements:
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks		33,448	24,997
Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Customer deposits		449,394	434,569
Repurchase agreements | Net amount recognised in the balance sheet | Deposits from banks and repurchase agreements:
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks		30,085	18,767
Repurchase agreements | Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Customer deposits		£ 21	£ 9,417

[1]	ee note 1 regarding change to presentation.